    Nationwide (R) VL
  Separate Account-D

   December 31, 1999


[The BEST of AMERICA(R) LOGO]
               America's FUTURE Life Series(SM)

                                            '99

                                  ANNUAL REPORT

--------------------------------------------------------------------------------

                               [NATIONWIDE LOGO]
                  Nationwide Life and Annuity Insurance Company
                           Home Office: Columbus, Ohio

VLOB-0233-A (12/99)

                               [NATIONWIDE LOGO]


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 1999 annual report of the Nationwide VL Separate Account-D.

During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%.The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.



                              /s/ Joseph J. Gasper
                            Joseph J. Gasper, President
                                February 10, 2000

                        NATIONWIDE VL SEPARATE ACCOUNT-D
           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 1999

ASSETS:
   Investments at market value:
     Dreyfus VIF - Quality Bond Portfolio
        51,979 shares (cost $571,634) ........................................................      $   566,051

     Fidelity VIP - Overseas Portfolio: Service Class
        18,250 shares (cost $390,795) ........................................................          499,689

     INVESCO VIF - Blue Chip Growth Portfolio
        30,020 shares (cost $457,560) ........................................................          553,861

     INVESCO VIF - Dynamics Portfolio
        5,684 shares (cost $84,442) ..........................................................          107,429

     INVESCO VIF - Equity Income Portfolio
        27,199 shares (cost $564,013) ........................................................          571,452

     INVESCO VIF - Total Return Portfolio
        23,701 shares (cost $394,166) ........................................................          369,254

     Nationwide SAT - Capital Appreciation Fund
        27,197 shares (cost $764,188) ........................................................          699,228

     Nationwide SAT - High Income Bond Fund
        56,779 shares (cost $560,585) ........................................................          540,534

     Nationwide SAT - Money Market Fund
        7,945 shares (cost $7,945) ...........................................................            7,945

     Nationwide SAT - Strategic Value Fund
        35,973 shares (cost $364,622) ........................................................          338,507
                                                                                                   ------------
           Total investments .................................................................        4,253,950

   Accounts receivable .......................................................................              630
                                                                                                   ------------
           Total assets ......................................................................        4,254,580

Accounts payable .............................................................................                -
                                                                                                   ------------
Contract owners' equity (note 5) .............................................................      $ 4,254,580
                                                                                                   ============


See accompanying notes to financial statements.
================================================================================
                                                       4

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
STATEMENTS OF OPERATIONS
FOR THE PERIOD MAY 19, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH
DECEMBER 31, 1999

                                                                                                    INVESCO VIF
                                                                    Dreyfus VIF    Fidelity VIP       Blue Chip
                                                                   Quality Bond        Overseas          Growth
                                                            Total     Portfolio       Portfolio       Portfolio
                                                      -----------    -----------    -----------    ------------

INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    62,096         16,312           --             --
  Mortality and expense risk charges (note 3) .....        (9,788)        (1,426)        (1,057)        (1,203)
                                                      -----------    -----------    -----------    -----------
     Net investment income ........................        52,308         14,886         (1,057)        (1,203)
                                                      -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold ...........     4,134,210         10,936          9,416         14,651
  Cost of mutual fund shares sold .................    (4,141,413)       (11,035)        (8,550)       (14,300)
                                                      -----------    -----------    -----------    -----------
     Realized gain (loss) on investments ..........        (7,203)           (99)           866            351
  Change in unrealized gain (loss) on investments .        94,003         (5,582)       108,896         96,302
                                                      -----------    -----------    -----------    -----------
     Net gain (loss) on investments ...............        86,800         (5,681)       109,762         96,653
                                                      -----------    -----------    -----------    -----------
  Reinvested capital gains ........................        62,728           --             --            7,456
                                                      -----------    -----------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       201,836          9,205        108,705        102,906
                                                      -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     4,183,303         16,014         28,236         80,446
  Transfers between funds .........................          --          552,682        373,054        386,851
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ............................      (130,559)       (11,846)       (10,308)       (16,345)
                                                      -----------    -----------    -----------    -----------
       Net equity transactions ....................     4,052,744        556,850        390,982        450,952
                                                      -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     4,254,580        566,055        499,687        553,858
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          --             --             --             --
                                                      -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 4,254,580        566,055        499,687        553,858
                                                      ===========    ===========    ===========    ===========


                                                                        INVESCO VIF
                                                          INVESCO VIF        Equity    INVESCO VIF     INVESCO VIF
                                                             Dynamics        Income     High Yield    Total Return
                                                            Portfolio     Portfolio      Portfolio       Portfolio
                                                         ------------   -----------    -----------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      $        25          6,728              1          8,567
  Mortality and expense risk charges (note 3) .....             (187)        (1,313)           (79)           (66)
                                                         -----------    -----------    -----------    -----------
     Net investment income ........................             (162)         5,415            (78)         8,501
                                                         -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold ...........            7,473         22,974        373,497          4,835
  Cost of mutual fund shares sold .................           (7,300)       (23,054)      (380,462)        (5,074)
                                                         -----------    -----------    -----------    -----------
     Realized gain (loss) on investments ..........              173            (80)        (6,965)          (239)
  Change in unrealized gain (loss) on investments .           22,986          7,438             (1)       (24,912)
                                                         -----------    -----------    -----------    -----------
     Net gain (loss) on investments ...............           23,159          7,358         (6,966)       (25,151)
                                                         -----------    -----------    -----------    -----------
  Reinvested capital gains ........................             --            3,011           --            1,429
                                                         -----------    -----------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........           22,997         15,784         (7,044)       (15,221)
                                                         -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................           74,006        171,665          7,086         20,798
  Transfers between funds .........................           19,104        410,200           --          373,054
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ............................           (8,684)       (26,200)           (42)       (10,150)
                                                         -----------    -----------    -----------    -----------
       Net equity transactions ....................           84,426        555,665          7,044        383,702
                                                         -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............          107,423        571,449           --          368,481
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......             --             --             --             --
                                                         -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............          107,423        571,449           --          368,481
                                                         ===========    ===========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued

FOR THE PERIOD MAY 19, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH
DECEMBER 31, 1999

                                               Nationwide SAT
                                                       Capital  Nationwide SAT   Nationwide SAT    Nationwide SAT
                                                  Appreciation     High Income     Money Market   Strategic Value
                                                          Fund       Bond Fund             Fund              Fund
                                                      ---------     ----------        ----------       ----------

INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   2,465         23,636             3,026          1,336
  Mortality and expense risk charges (note 3) .....      (1,765)        (1,350)             (498)          (844)
                                                      ---------       --------        ----------       --------
     Net investment income ........................         700         22,286             2,528            492
                                                      ---------       --------        ----------       --------

  Proceeds from mutual fund shares sold ...........      14,707         11,196         3,657,504          7,021
  Cost of mutual fund shares sold .................     (15,130)       (11,489)       (3,657,504)        (7,515)
                                                      ---------       --------        ----------       --------
     Realized gain (loss) on investments ..........        (423)          (293)             --             (494)
  Change in unrealized gain (loss) on investments .     (64,959)       (20,050)             --          (26,115)
                                                      ---------       --------        ----------       --------
     Net gain (loss) on investments ...............     (65,382)       (20,343)             --          (26,609)
                                                      ---------       --------        ----------       --------
  Reinvested capital gains ........................      45,603           --                --            5,229
                                                      ---------       --------        ----------       --------

        Net increase (decrease) in contract owners'
          equity resulting from operations ........     (19,079)         1,943             2,528        (20,888)
                                                      ---------       --------        ----------       --------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        --             --           3,785,052           --
  Transfers between funds .........................     731,250        548,437        (3,760,255)       365,623
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ............................     (12,954)        (9,853)          (17,945)        (6,232)
                                                      ---------       --------        ----------       --------
       Net equity transactions ....................     718,296        538,584             6,852        359,391
                                                      ---------       --------        ----------       --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     699,217        540,527             9,380        338,503
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......        --             --                --             --
                                                      ---------       --------        ----------       --------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 699,217        540,527             9,380        338,503
                                                      =========       ========        ==========       ========


See accompanying notes to financial statements.

-------------------------------------------------------------------------------

                       NATIONWIDE VL SEPARATE ACCOUNT-D

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1999

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a)  Organization and Nature of Operations

         The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

    (b)  The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

            Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Quality Bond Portfolio

            Portfolio of the Fidelity Variable Insurance Products Fund
              (Fidelity VIP); Fidelity VIP - Overseas Portfolio: Service Class

            Goldman Sachs Variable Insurance Trust - Global Income Fund

            Portfolio of the INVESCO Variable Investment Fund (INVESCO VIF);
              INVESCO VIF - Blue Chip Growth Portfolio
              INVESCO VIF - Dynamics Portfolio
              INVESCO VIF - Equity Income Portfolio
              INVESCO VIF - Health Sciences Portfolio
              INVESCO VIF - High Yield Portfolio
              INVESCO VIF - Realty Portfolio
              INVESCO VIF - Small Company Growth Portfolio
              INVESCO VIF - Technology Portfolio
              INVESCO VIF - Total Return Portfolio
              INVESCO VIF - Utilities Portfolio

            Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
              Nationwide SAT - Balanced Fund
              Nationwide SAT - Capital Appreciation Fund
              Nationwide SAT - Equity Income Fund
              Nationwide SAT - Global Equity Fund
              Nationwide SAT - Government Bond Fund
              Nationwide SAT - High Income Bond Fund
              Nationwide SAT - Money Market Fund
              Nationwide SAT - Multi-Sector Bond Fund
              Nationwide SAT - Select Advisers Mid Cap Fund
              Nationwide SAT - Select Advisers Small Cap Growth Fund Nationwide SAT - Small Cap Value Fund
              Nationwide SAT - Small Company Fund
              Nationwide SAT - Strategic Growth Fund
              Nationwide SAT - Strategic Value Fund
              Nationwide SAT - Total Return Fund

                                                                     (Continued)
            Salomon Brothers Investors Fund

                        NATIONWIDE VL SEPARATE ACCOUNT-D

         At December 31, 1999, contract owners have invested in all of the above funds except for Goldman Sachs Variable Insurance Trust - Global Income Fund, INVESCO VIF - Health Sciences Portfolio, INVESCO VIF - Realty Portfolio, INVESCO VIF - Small Company Growth Portfolio, INVESCO VIF - Technology Portfolio, INVESCO VIF - Utilities Portfolio, Nationwide SAT
         - Balanced Fund, Nationwide SAT - Equity Income Fund, Nationwide SAT - Global Equity Fund, Nationwide SAT - Government Bond Fund, Nationwide SAT - Multi-Sector Bond Fund, Nationwide SAT - Select Advisers Mid Cap Fund, Nationwide SAT - Select Advisers Small Cap Growth Fund, Nationwide SAT - Small Cap Value Fund, Nationwide SAT - Small Company Fund, Nationwide SAT - Strategic Growth Fund, Nationwide SAT - Total Return Fund and Salomon Brothers Investors Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note
         2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    (c)  Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d)  Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e)  Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) Policy Charges

    (a)  Deductions from Premium

         The Company deducts a charge for state premium taxes not to exceed 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 5.5% from each premium payment received.

    (b)  Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

    (c)  Administrative Charges

         The Company currently deducts a monthly administrative charge of $5 in all policy years. This charge is subject to change but will not exceed $10 per policy year.

(3)  Asset Charges

     The Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. This charge is guaranteed not to exceed an annual effective rate of .75%. The annual rate is currently .60% during the first through fourth policy years, .40% during the fifth through twentieth policy years, and .25% thereafter. This charge is assessed against each contract through the daily unit value calculation.

(4)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (continued)

                       NATIONWIDE VL SEPARATE ACCOUNT-D

(5) COMPONENTS OF CONTRACT OWNERS' EQUITY

    The following is a summary of contract owners' equity at December 31, 1999:

                                                                                                         PERIOD
    Contract owners' equity represented by:              UNITS     UNIT VALUE                           RETURN(b)
                                                         -----     ----------                           ---------
       Dreyfus Variable Investment Fund -
         Quality Bond Portfolio.....................    56,693   $  9.984562        $   566,055          0%(a)
       Fidelity VIP -
         Overseas Service Class Shares..............    36,657     13.631426            499,687         36%(a)
       INVESCO VIF - Blue Chip Growth Portfolio.....    43,491     12.735013            553,858         27%(a)
       INVESCO VIF - Dynamics Portfolio.............     7,042     15.254583            107,423         53%(a)
       INVESCO VIF - Equity Income Portfolio........    50,378     11.343231            571,449         13%(a)
       INVESCO VIF - Total Return Portfolio.........    38,648      9.534274            368,481        (5)%(a)
       Nationwide SAT -
         Capital Appreciation Fund..................    67,426     10.370136            699,217          4%(a)
       Nationwide SAT - High Income Bond Fund.......    52,850     10.227564            540,527          2%(a)
       Nationwide SAT - Money Market Fund...........       900     10.421897              9,380          4%(a)
       Nationwide SAT - Strategic Value Fund........    35,095      9.645322            338,503        (4)%(a)
                                                        ======      ========        -----------

                                                                                    $ 4,254,580
                                                                                    ===========

(a) Non-annualized. The return was computed for the period 1/05/99 (effective date) through 12/31/99.
(b) The annual return does not include contract charges satisfied by surrendering units.



================================================================================
                                       10

--------------------------------------------------------------------------------

                           Independent Auditors' Report
                           ---------------------------

The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-D:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statement of operations and changes in contract owners' equity for the period May 19, 1999 (commencement of operations) through December 31, 1999. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for the period May 19, 1999 (commencement of operations) through December 31, 1999, in conformity with generally accepted accounting principles.

                                                                       KPMG LLP

Columbus, Ohio
February 18, 2000

--------------------------------------------------------------------------------


NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                           Bulk Rate
                                                                                                       U.S. Postage

                                                                                                         PAID

                                                                                                     Columbus, Ohio
                                                                                                      Permit No. 521

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company